RiverNorth Funds

325 N. LaSalle Street, Suite 645

Chicago, IL  60654

February 6, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-1520

RE:

RiverNorth Funds (“Registrant”)

File Nos: 333-136185

    811-21934

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the Registrant effective February 1, 2012, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 12 on February 1, 2012.

Sincerely,

/s/ Paul F Leone

Paul F. Leone

Secretary